Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 3,696,000	$ 902,701	$ 648,471
Accounts receivable	2,825,418	6,240	2,582
Prepaid expenses	142,943	57,625	13,177
Total Current Assets	6,664,361	966,566	664,230
Property and equipment, net of depreciation	163,819	163,819	26,674
Discontinued operations: assets held for sale	10,542	10,542
Patents, net	215,070	215,070	141,463
Deposits	10,250	10,250
Other assets	434	434
Total Assets	1,366,681	1,366,681	832,367
Current Liabilities
Accounts Payable and accrued expenses	4,344,604	641,843	84,171
Liabilities directly associated with assets held for sale	379,422	32,067
Total Current Liabilities	4,724,026	673,910	84,171
Long-Term Liabilities
Note Payable, less discount	2,622,019	249,707
Total Long-Term Liabilities	2,622,019	249,707
Total Liabilities	7,346,045	922,635	84,171
Commitments and Contingencies
Stockholders' Equity
Series A Preferred Stock value			3,492
Series B Preferred Stock value			2,192
Class M Preferred Stock value		1,700
Common Stock value	22,105	5,543	10,431
Additional Paid in Capital	22,968,313	10,430,087	1,642,742
Accumulated deficit during development stage		(9,993,284)	(910,661)
Total Stockholders' Equity	5,703,018	444,046	748,196
Total Liabilities and Shareholders' Equity	$ 13,049,063	$ 1,366,681	$ 832,367